Related Party Transactions	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Related Party Transactions

13 - RELATED PARTY TRANSACTIONS

No remuneration has been recorded in these consolidated financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2016, 2015 and 2014 except for the 9,545,962 shares of common stock, valued at $33,243 issued through the fiscal year 2016, 1,013,333 shares of common stock, valued at $9,038 issued through the fiscal year 2015 and for stock options issued through the year with a fair market value of $NIL, and $8,501 for the fiscal years 2015 and 2014 respectively. The CEO is also a director and the controlling shareholder.

A director of the Company is a director and principal owner of a company that provides hosting services to ZIM. During the fiscal year ending March 31, 2016 the company paid $27,870 for these services. From April 1, 2016 to May 31, 2016 the company paid $3,927 for these services.

An Officer of the Company is the principal owner of a company that provides finance, accounting and bookkeeping services to ZIM. During the fiscal year ending March 31, 2016 the company paid $23,763 for these services. From April 1, 2016 to May 31, 2016 the company paid $2,496 for these services.

On April 11, 2014 the Company sold its shares of Tweed for a net gain of $71,842 Canadian Dollars, which at the prevailing exchange rate of 1.0979 equals $65,436 United States Dollars. Transaction fees amounted to $727. At the time of the transaction the Chairman of ZIM’s Audit Committee was also the Chief Financial Officer at Tweed.